John Hancock Investment Trust

John Hancock ESG All Cap Core Fund

John Hancock ESG Large Cap Core Fund

Supplement dated March 1, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Trillium Asset Management, LLC (Trillium), the subadvisor to each of John Hancock ESG All Cap Core Fund and John Hancock ESG Large Cap Core Fund, announced on January 30, 2020 that it has entered into an agreement with Perpetual Limited, under which Perpetual Limited would acquire Trillium. The transaction is expected to close in the second quarter of 2020. Announcement of the transaction and the impending change in ownership at Trillium has triggered an extensive review process by John Hancock Investment Management LLC to understand the impact of the transaction on each fund and each fund’s ability to meet its long-term objectives. This due diligence process will result in a recommendation to the funds’ Board of Trustees regarding whether to approve a new subadvisory arrangement for each fund.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock International Dynamic Growth Fund

Supplement dated March 1, 2020 to the current John Hancock Equity and Alternative/Specialty Funds Class NAV shares Prospectus, as may be supplemented (the Prospectus)

The Prospectus is revised to remove the Ticker symbol for Class NAV shares of John Hancock International Dynamic Growth Fund.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock ESG All Cap Core Fund

John Hancock ESG Large Cap Core Fund

Supplement dated March 1, 2020 to the current Statement of Additional Information, as may be supplemented (the SAI)

Trillium Asset Management, LLC (Trillium), the subadvisor to each of John Hancock ESG All Cap Core Fund and John Hancock ESG Large Cap Core Fund, announced on January 30, 2020 that it has entered into an agreement with Perpetual Limited, under which Perpetual Limited would acquire Trillium. The transaction is expected to close in the second quarter of 2020. Announcement of the transaction and the impending change in ownership at Trillium has triggered an extensive review process by John Hancock Investment Management LLC to understand the impact of the transaction on each fund and each fund’s ability to meet its long-term objectives. This due diligence process will result in a recommendation to the funds’ Board of Trustees regarding whether to approve a new subadvisory arrangement for each fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.

John Hancock Investment Trust

John Hancock International Dynamic Growth Fund

Supplement dated March 1, 2020 to the current Statement of Additional Information, as may be supplemented (the SAI)

The SAI is revised to remove the Ticker symbol for Class NAV shares of John Hancock International Dynamic Growth Fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.